Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of Assets Measured at Fair Value on Recurring Basis

Following are the major categories of assets measured at fair value on a recurring basis as of September 30, 2020 and December 31, 2019 (in thousands):

	Fair Value Measurement at End of Period Using:
	Fair Value	Quoted Market Price for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

At September 30, 2020
Money market funds(1)	$62,031	$62,031	$—	$—	$62,031
U.S. treasury securities	124,579	124,579	—	—	124,579

Total	$186,610	$186,610	$—	$—	186,610

At December 31, 2019
Money market funds(1)	$88,159	$88,159	$—	$—	$88,159

(1)	Included in cash and cash equivalents in accompanying balance sheets.